Fair Value Measurements - Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (Recurring [Member], Level 3 [Member], Warrant [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2014
Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the year
Fair value on issuance	6,840
Unrealized gain included in earnings	2,474
Fair value at the end of the year	$ 9,314